Bank Loans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Bank Loans [ Abstract]
Schedule of Short-Term Bank Loan	Short-term bank loan consists of the following:
	March 31,	December 31,
	2024	2023
	(Unaudited)
Cathay United Bank	$234,750	$245,250
CTBC Bank	626,000	654,000
Total	$860,750	$899,250
Short-term bank loans consists of the following:
	December 31,	December 31,
	2023	2022
Cathay United Bank	$245,250	$243,750
CTBC Bank	654,000	650,000
Cathay Bank	-	1,000,000
Total	$899,250	$1,893,750